SCHEDULE OF ESTIMATED FAIR VALUE OF OPTIONS GRANTED (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares
Share-Based Payment Arrangement [Abstract]
Dividend yield	0.00%
Expected volatility (%)	122.00%	[1]
Risk-free interest rate (%)	4.36%	[2]
Expected term of options (years)	5 years 11 months 26 days	[3]
Exercise price (US dollars)	$ 0.0022
Share price (US dollars)	0.22
Fair value (US dollars)	$ 2

[1]	The expected volatility was based on the historical volatility of the share price of the Company.
[2]	The risk-free interest rate represented the risk-free rate of $ zero – coupon US Government Loans.
[3]	Due to the fact that the Company does not have sufficient historical exercise data, the expected term was determined based on the “simplified method”.